Summary of Long-term Debt (Parenthetical) (Detail)	1 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 21, 2007	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 31, 2011 Notes One Point Fifty Percent	Dec. 31, 2010 Notes One Point Fifty Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent LIBOR	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent LIBOR	Dec. 31, 2011 Notes Three Point Ninety Five Percent	Dec. 31, 2010 Notes Three Point Ninety Five Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Two Percent	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Two Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Two Percent LIBOR	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Two Percent LIBOR
Debt Instrument [Line Items]
Debt instrument, margin rate				0.60%	0.60%	0.60%					0.80%	0.80%					2.00%	2.00%
Debt instrument, interest rate							1.50%	1.50%					3.95%	3.95%
Debt instrument, maturity date	Dec. 21, 2012	Dec. 21, 2012	Dec. 21, 2012				Dec. 31, 2013	Dec. 31, 2013	Nov. 05, 2014	Nov. 05, 2014			Mar. 01, 2011	Mar. 01, 2011	Nov. 16, 2011	Nov. 16, 2011